Stock-based Compensation - Schedule of Warrant Activities for Purchase of Common Stock (Details) - Warrant [Member] - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrant Activities for Purchase of Common Stock [Line Items]
Number of Warrants Outstanding, Beginning Balance		33,455	33,455
Weighted Average Exercise Price Outstanding, Beginning Balance (in Dollars per share)		$ 48.42	$ 48.42
Weighted Average Remaining Life In Years Outstanding, Beginning Balance	4 years 7 months 6 days	3 years 4 months 9 days	3 years 7 months 6 days
Number of Warrants Outstanding, Outstanding	33,455	26,697	33,455
Weighted Average Exercise Price Outstanding, Outstanding (in Dollars per share)	$ 48.42	$ 45.68	$ 48.42
Number of Warrants Outstanding, Exercisable		26,697	33,455
Weighted Average Exercise Price Outstanding, Exercisable (in Dollars per share)		$ 45.68	$ 48.42
Weighted Average Remaining Life In Years Outstanding, Exercisable		3 years 4 months 9 days	3 years 7 months 6 days
Number of Warrants Outstanding, Granted
Number of Warrants Outstanding, Exercised
Number of Warrants Outstanding, Forfeited		(6,758)
Weighted Average Exercise Price Outstanding, Forfeited (in Dollars per share)		$ 59.2
Weighted Average Remaining Life In Years Outstanding, Forfeited